Financing Receivable, Allowance for Credit Loss on adopting ASC 326 (Detail) ₨ in Millions, $ in Millions	Apr. 01, 2020 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		₨ 372,671.8	$ 4,911.9	₨ 343,528.7	$ 4,527.9	₨ 198,833.2	₨ 148,232.0
Allowance for Credit Losses on AFS debt securities		0.0	$ 0.0	2,915.1	$ 38.4	0.0
Auto mobile Loan
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		41,769.4		39,396.1		19,219.0
Personal Loans and Credit Card Financing Receivable [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		111,566.4		110,081.0		47,097.1
Retail Business Banking
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		49,055.0		42,288.4		32,860.3
Commercial Vehicle and Construction Equipment Finance [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		31,750.9		26,356.7		20,463.4
Home Equity Loan [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		2,692.2		4,578.0		1,700.7
Other Retail
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance		₨ 61,437.0		₨ 49,229.2		₨ 37,864.3
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
As reported under ASC 326 Total	₨ 285,556.4
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Auto loans
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	279,846.2
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | AFS debt securities [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Allowance for Credit Losses on AFS debt securities	0.0
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Off Balance Sheet Credit Exposures and undrawn commitments [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments	5,523.4
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Credit Losses Other [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Allowance for Credit Losses Other	186.8
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Auto mobile Loan
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	29,099.9
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Personal Loans and Credit Card Financing Receivable [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	85,188.2
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Retail Business Banking
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	36,807.8
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Commercial Vehicle and Construction Equipment Finance [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	20,788.9
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Home Equity Loan [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	3,360.2
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Other Retail
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	38,098.6
As reported under ASC 326 | Accounting Standards Update 2016-13 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Notes Receivable Gross	66,502.6
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	202,060.0
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Auto loans
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	198,833.2
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | AFS debt securities [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	0.0
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Off Balance Sheet Credit Exposures and undrawn commitments [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	3,226.8
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Credit Losses Other [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	0.0
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Auto mobile Loan
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	19,219.0
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Personal Loans and Credit Card Financing Receivable [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	47,097.1
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Retail Business Banking
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	32,860.3
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Commercial Vehicle and Construction Equipment Finance [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	20,463.4
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Home Equity Loan [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	1,700.7
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Other Retail
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	37,864.3
Pre-ASC 326 adoption | Accounting Standards Update 2016-13 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Loans and Leases Receivable, Allowance	39,628.4
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Impact of ASC 326 adoption Total	83,496.4
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Auto loans
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	81,013.0
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | AFS debt securities [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Impact of Allowance for Credit Losses on AFS debt securities	0.0
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Off Balance Sheet Credit Exposures and undrawn commitments [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Impact of Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments	2,296.6
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Credit Losses Other [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Impact of Allowance for Credit Losses Other	186.8
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Auto mobile Loan
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	9,880.9
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Personal Loans and Credit Card Financing Receivable [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	38,091.1
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Retail Business Banking
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	3,947.5
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Commercial Vehicle and Construction Equipment Finance [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	325.5
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Home Equity Loan [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	1,659.5
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Other Retail
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	234.3
Impact of ASC 326 Adoption | Accounting Standards Update 2016-13 [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss on adopting ASC 326 [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	₨ 26,874.2